Acquisitions - Narrative (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combinations [Abstract]
Purchase price of acquired entity	$ 61		$ 61
Goodwill	18
Payments to acquire sites	$ 4	$ 61	$ 61	$ 0	$ 0